                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-3657

                      SCUDDER STATE TAX-FREE INCOME SERIES
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        8/31

Date of reporting period:       2/29/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder New York Tax-Free Income Fund

Semiannual Report to Shareholders

February 29, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Additionally, this fund is nondiversified and can take larger positions in fewer issuers, increasing its overall potential risk. Moreover, although the fund seeks income that is federally tax free, a portion of the fund's returns may be subject to federal, state, local and alternative minimum tax. Finally, insurance pertains to the timely payment of principal and interest by the issuer of the underlying securities, and not to the value of the fund's shares. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary February 29, 2004

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares had a 1% front-end sales charge through February 29, 2004, and redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns and rankings during the 3-, 5- and 10-year periods shown for Class A shares and during all periods shown for Class B and C shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Although the Fund seeks income that is federally tax free, a portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class B and C shares for the periods prior to their inception on May 31, 1994 are derived from the historical performance of Class A shares of the Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/29/04
Scudder New York Tax-Free Income Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class A	6.21%	5.53%	6.28%	5.36%	5.70%
Class B	5.85%	4.81%	5.41%	4.50%	4.85%
Class C	5.83%	4.80%	5.44%	4.55%	4.84%
Lehman Brothers Municipal Bond Index+	6.52%	6.30%	6.93%	6.11%	6.40%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/29/04	$ 11.32	$ 11.34	$ 11.32
8/31/03	$ 10.88	$ 10.90	$ 10.88
Distribution Information: Six Months: Income Dividends as of 2/29/04	$ .23	$ .19	$ .19
February Income Dividend	$ .0379	$ .0323	$ .0316
SEC 30-day Yield++ as of 2/29/04	2.83%	2.32%	2.24%
Tax Equivalent Yield++ as of 2/29/04	4.72%	3.87%	3.73%
Current Annualized Distribution Rate++ as of 2/29/04 (based on Net Asset Value)	4.21%	3.58%	3.51%

++ The SEC yield is net investment income per share earned over the month ended February 29, 2004, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 40.01% (combined New York state and federal income tax rate). Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on February 29, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical and will fluctuate.
Class A Lipper Rankings - New York Municipal Debt Funds Category as of 2/29/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	56	of	106	53
3-Year	32	of	92	35
5-Year	24	of	82	29
10-Year	15	of	43	35

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder New York Tax-Free Income Fund - Class A [] Lehman Brothers Municipal Bond Index+

Yearly periods ended February 29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/29/04
Scudder New York Tax-Free Income Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,078	$11,464	$12,399	$16,625
	Average annual total return	.78%	4.66%	4.39%	5.21%
Class B	Growth of $10,000	$10,181	$11,512	$12,362	$16,051
	Average annual total return	1.81%	4.81%	4.33%	4.85%
Class C	Growth of $10,000	$10,375	$11,605	$12,364	$15,887
	Average annual total return	3.75%	5.09%	4.34%	4.74%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,630	$12,227	$13,450	$18,600
	Average annual total return	6.30%	6.93%	6.11%	6.40%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least 2 years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S is not available to new investors.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit myScudder.com (Class S) for the product's most recent month-end performance.

Return during Life of Class period shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Although the Fund seeks income that is federally tax free, a portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Average Annual Total Returns as of 2/29/04
Scudder New York Tax-Free Income Fund	6-Month++	1-Year	Life of Class*
Class S	6.35%	5.74%	6.61%
Lehman Brothers Municipal Bond Index+	6.52%	6.30%	7.21%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* On June 18, 2001, the Fund commenced Class S shares. Index returns begin June 30, 2001.
++ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Class S
Net Asset Value: 2/29/04	$ 11.32
8/31/03	$ 10.88
Distribution Information: Six Months: Income Dividends as of 2/29/04	$ .24
February Income Dividend	$ .0403
SEC 30-day Yield++ as of 2/29/04	3.22%
Tax Equivalent Yield++ as of 2/29/04	5.37%
Current Annualized Distribution Rate++ as of 2/29/04	4.48%

++ The SEC yield is net investment income per share earned over the month ended February 29, 2004, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 40.01% (combined New York state and federal income tax rate). Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on February 29, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical and will fluctuate.

Class S Lipper Rankings - New York Municipal Debt Funds Category as of 2/29/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	48	of	106	45

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder New York Tax-Free Income Fund - Class S [] Lehman Brothers Municipal Bond Index+

Comparative Results as of 2/29/04
Scudder New York Tax-Free Income Fund		1-Year	Life of Class*
Class S	Growth of $10,000	$10,574	$11,887
	Average annual total return	5.74%	6.61%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,630	$12,040
	Average annual total return	6.30%	7.21%

The growth of $10,000 is cumulative.

* On June 18, 2001, the Fund commenced Class S shares. Index returns begin June 30, 2001.
+ The unmanaged Lehman Brothers Municipal Bond Index is a market value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least 2 years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

Philip G. Condon and Ashton P. Goodfield serve as co-lead portfolio managers of Scudder New York Tax-Free Income Fund. Eleanor R. Brennan is a portfolio manager. In the following interview, Scudder's municipal bond team discusses the fund's performance and the recent market environment for municipal bonds.

Q: Will you describe the general market environment during the semiannual period ended February 29, 2004?

A: After a volatile summer, the bond market regained its footing during the six-month period ended February 29, 2004. While the overall bond market turned in solid results, municipal bonds performed even more strongly. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, rose 6.52% for the six-month period ended February 29, 2004. The bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.92% for the same period.1

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.

The municipal bond market rallied for a few reasons. First, it appeared that previous concerns about the condition of states and municipalities' coffers faded during the period. In addition, the Federal Reserve Board (the Fed) made no changes to the federal funds rate, the benchmark for market interest rates, which helped to calm investors' fears of rising interest rates. Throughout the period, the Fed also stated that it believed that inflation would likely remain in check for some time, which also soothed investors' worries about rising interest rates. A rise in interest rates would cause the price of a bond in the market to fall, which would make bonds a less attractive security to own.

The municipal bond yield curve flattened over the course of the semiannual period, with overall declines in yields.

Municipal bond yield curve (as of 8/31/03 and 2/29/04)

Maturity

Source: Municipal Market Data

(See the graph above for municipal bond yield changes from the beginning to the end of the period.) The yield curve illustrates the relationship among the yields on bonds of the same credit quality but different maturities. A flattening of the curve means that the difference in yields between longer-term and shorter-term maturities decreases, while a steepening of the curve indicates the reverse.

Q: Will you discuss municipal bond supply and demand in the period and its importance in the bond market?

A: Throughout much of 2003, states deluged the market with record levels of new issues, which were brought to market to help make up for revenue shortfalls and refinance old debt at lower rates. Supply became somewhat less abundant toward the final months of 2003 and continuing into early 2004, as states completed much of the refinancing and new issuance that they needed. Because concerns about an imminent rise in interest rates remained muted, demand for municipal bonds was normal among retail and institutional investors. This combination of falling supply and good demand helped municipal bonds outperform many taxable alternatives.

Supply and demand factors are important because they are one way a bond's price can be driven higher or lower. High demand or low supply can cause a bond's price to rise, while lessened demand or an increase in supply can cause a bond's price to decline. A bond's yield moves in the opposite direction of its price.

Q: How did Scudder New York Tax-Free Income Fund perform for the six-month period ended February 29, 2004?

A: Scudder New York Tax-Free Income Fund posted strong absolute results in the period. The fund's total cumulative return of 6.21% (Class A shares, unadjusted for sales charges, which, if included, would have reduced performance) lagged the 6.52% returned by the fund's benchmark, the unmanaged Lehman Brothers Municipal Bond Index. The fund also lagged its average peer in the Lipper New York Debt Funds category, which gained 6.42%.2 (Please see pages 3 through 7 for the performance of other share classes and more complete performance information.)

2 The Lipper New York Debt Funds category comprises funds that limit their assets to securities that are exempt from taxation in New York.

Q: How was the fund positioned, and how did this positioning contribute to its performance?

A: For the period, about 32% of the fund's assets were invested in bonds with maturities over 10 years. This area of the municipal bond yield curve outperformed shorter-maturity bonds overall, which aided the fund's absolute results. Tobacco settlement bonds lagged during the period as litigation concerns increased, and our light exposure to those issues helped our returns.

The fund also benefited from our avoidance of currently callable bonds. Some municipal bonds, just like a home mortgage, can be paid off early, or "called." When lending rates go down, many municipal borrowers pay off their loans so they can borrow at the lower rates. If you own the bond, your bond gets paid off early. Reinvesting the proceeds usually means buying other municipal bonds at the lower rates.

Overall, we continue to believe that tax-free bonds are attractive on an after-tax basis versus US Treasuries and other taxable bonds with similar maturities.

Q: Will you explain your views on New York's municipal bond market during the period?

A: We believe the state of New York is in the midst of a financial recovery. The state is currently rated AA with a negative outlook by Standard & Poor's Corporation and A2 with a stable outlook by Moody's Investors Service, Inc.3 Although New York's recovery still depends on the adoption of a balanced budget, it has benefited already from additional federal aid and an increase in taxes.

3 The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk. Bond ratings are the alphabetical designations indicating the credit quality of a particular bond, as measured by the major agencies. US Treasuries, which are backed by the government and therefore free of default risk, are ranked AAA. The riskiest bonds are generally rated CCC or below.

While New York's economy is quite diverse, it has recently been helped most by an improving securities sector. In previous years, New York's economy was hit hardest by the rockiness of the financial markets. While the state's employment picture is improving, it remains behind the national average. Its debt levels still cause concern but are now more in line with those of other states and appear to be manageable. Overall, we are cautiously optimistic about New York's economic condition.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary February 29, 2004

Portfolio Composition	2/29/04	8/31/03

Revenue Bonds	73%	56%
General Obligation Bonds	15%	33%
US Government Secured	12%	11%
	100%	100%

Quality	2/29/04	8/31/03

AAA	65%	60%
AA	20%	13%
A	7%	17%
BBB	2%	4%
Not Rated	6%	6%
	100%	100%

Effective Maturity	2/29/04	8/31/03

1-10 years	68%	65%
11-20 years	27%	27%
21+ years	5%	8%
	100%	100%

Interest Rate Sensitivity	2/29/04	8/31/03

Average Maturity	9.6 years	10.1 years
Duration	7.1 years	6.5 years

Portfolio composition, quality, effective maturity and interest rate sensitivity are subject to change.

For more complete details about the Fund's investment portfolio, see page 13. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Investment Portfolio as of February 29, 2004 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
New York 90.1%
Albany County, Airport Revenue:
AMT, 5.375%, 12/15/2017 (b)	1,000,000	1,119,470
5.5%, 12/15/2019 (b)	1,000,000	1,078,190
Albany, NY, GO, 7.0%, 1/15/2008 (b)	10,000	10,048
Battery Park, NY, Battery Park City Authority, Prerefunded, 8.625%, 6/1/2023	10,000	10,915
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	2,000,000	2,112,560
Buffalo, NY, Core City GO, Series A, 5.375%, 2/1/2016 (b)	1,020,000	1,154,140
Buffalo, NY, GO, School Improvement, Series D, 5.5%, 12/15/2015 (b)	1,000,000	1,154,620
Buffalo, NY, State Agency (GO) Lease, Public Improvement, Series D, 5.75%, 12/1/2012 (b)	1,000,000	1,181,990
Chautauqua County, County GO:
ETM, 7.3%, 4/1/2008 (b)	575,000	697,124
ETM, 7.3%, 4/1/2009 (b)	575,000	716,054
Erie County, County GO, Public Improvement, 6.125%, 1/15/2012 (b)	590,000	720,508
Islip, NY, Higher Education Revenue, Community Development Agency, Institute of Technology, Prerefunded, 7.5%, 3/1/2026	4,000,000	4,565,360
Long Island, NY, Electric Revenue, Electric Power Authority, Series C, 5.5%, 9/1/2021	1,250,000	1,369,662
Long Island, NY, Electric Revenue, Power Authority:
Zero Coupon, 6/1/2012 (b)	10,000,000	7,669,400
Zero Coupon, 6/1/2014 (b)	2,115,000	1,464,384
Series A, 5.0%, 12/1/2018 (b)	4,000,000	4,347,800
Series A, ETM, 5.5%, 12/1/2013 (b)	3,000,000	3,593,040
Long Island, NY, Power Authority, Electric System Revenue, Series 3B-RMKT, 0.95%*, 5/1/2033 (c)	1,000,000	1,000,000
Monroe County, County (GO) Lease, 6.0%, 3/1/2015	1,250,000	1,506,200
Monroe County, County GO:
6.0%, 3/1/2013	1,050,000	1,255,852
6.0%, 3/1/2014	1,040,000	1,250,673
6.0%, 3/1/2017	1,410,000	1,707,482
6.0%, 3/1/2018	1,130,000	1,371,289
Montgomery, NY, School District GO, Valley Central School District, 7.15%, 6/15/2008 (b)	625,000	753,813
Nassau County, County GO, Series F, 7.0%, 3/1/2010 (b)	4,445,000	5,515,712
Nassau County, Sales & Special Tax Revenue, Interim Finance Authority, Series A, 5.75%, 11/15/2015	1,500,000	1,743,825
New York, County (GO) Lease, Dormitory Authority, Westchester County Court Facilities, 5.25%, 8/1/2014	2,555,000	2,905,623
New York, Environmental Facilities Corp., Pollution Control, State Water Revenue:
Series 02, Prerefunded, 6.9%, 5/15/2015	375,000	398,411
Series D-02, 6.9%, 5/15/2015	200,000	212,418
New York, Higher Education Revenue, Dormitory Authority:
Series C, 5.75%, 5/15/2017 (b)	2,000,000	2,431,280
Series C, Prerefunded, 7.375%, 5/15/2010	215,000	269,602
Series C, 7.375%, 5/15/2010	785,000	941,144
Series B, Prerefunded, 7.5%, 5/15/2011	325,000	412,906
Series B, 7.5%, 5/15/2011	675,000	823,567
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016 (b)	900,000	1,100,790
6.0%, 7/1/2021 (b)	850,000	1,050,813
New York, Higher Education Revenue, Dormitory Authority, Columbia University, Series A, 5.25%, 7/1/2015	1,000,000	1,132,330
New York, Higher Education Revenue, Dormitory Authority, Fordham University, 7.2%, 7/1/2015 (b)	790,000	794,076
New York, Higher Education Revenue, Dormitory Authority, Green Chimneys School, Series A, 5.5%, 7/1/2018 (b)	1,375,000	1,569,150
New York, Higher Education Revenue, Dormitory Authority, New York University:
Series 2, 5.5%, 7/1/2016 (b)	1,000,000	1,142,400
Series 1, 5.5%, 7/1/2031 (b) (d)	6,500,000	7,688,200
Series 1, 5.5%, 7/1/2040 (b)	5,000,000	5,996,850
Series A, 5.75%, 7/1/2027 (b)	3,000,000	3,634,230
Series A, 6.0%, 7/1/2019 (b)	3,930,000	4,899,334
New York, Higher Education Revenue, Dormitory Authority, Pace University:
6.5%, 7/1/2009 (b)	5,000	6,027
6.5%, 7/1/2011 (b)	760,000	940,348
6.5%, 7/1/2012 (b)	500,000	624,335
New York, Higher Education Revenue, Urban Development Corp., Syracuse University Center for Science and Technology:
5.5%, 1/1/2015	4,500,000	5,194,845
5.5%, 1/1/2017	4,890,000	5,698,610
New York, Higher Education Revenue, Dormitory Authority, Yeshiva University, 5.375%, 7/1/2016 (b)	1,000,000	1,134,310
New York, Hospital & Healthcare Revenue, Dormitory Authority, Mt. Sinai School of Medicine, Series B, 5.7%, 7/1/2011 (b)	1,825,000	2,103,641
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute:
Series C, 5.5%, 7/1/2023 (b)	3,000,000	3,484,530
5.75%, 7/1/2020 (b)	2,960,000	3,567,007
New York, Housing Finance Agency, State University Construction, Series A, ETM, 8.0%, 5/1/2011	200,000	255,082
New York, Multi Familly Housing Revenue, Housing Finance Agency, Series A, 6.95%, 8/15/2012 (b)	945,000	956,453
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016 (b)	1,185,000	1,364,622
Series C, 5.5%, 4/1/2017	6,000,000	7,034,160
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016 (b)	2,000,000	2,351,140
New York, Sales & Special Tax Revenue, Personal Income Tax, Series A, 5.375%, 3/15/2018	2,500,000	2,795,650
New York, Sales & Special Tax Revenue, Thruway Authority, Series A, 5.5%, 3/15/2020	1,960,000	2,216,466
New York, Sales & Special Tax Revenue, Urban Development Corp., Series A, 5.375%, 3/15/2016	1,000,000	1,121,960
New York, Senior Care Revenue, Dormitory Authority, Inverse Floater, Series 310, 144A, 10.81%**, 2/15/2010 (b)	1,110,000	1,590,020
New York, State (GO) Lease, Dormitory Authority, City University System:
Series A, 5.75%, 7/1/2018 (b)	2,000,000	2,412,040
Series D, ETM, 7.0%, 7/1/2009	2,200,000	2,482,106
New York, State (GO) Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016	105,000	135,633
New York, State (GO) Lease, Dormitory Authority, State University Educational Facilities:
Series B, 5.375%, 7/1/2019	1,980,000	2,145,132
Series A, 5.875%, 5/15/2011	2,250,000	2,668,770
5.875%, 5/15/2017 (b)	2,325,000	2,848,334
New York, State (GO) Lease, Dormitory Authority, Upstate Community Colleges, Series A, 5.875%, 7/1/2016	3,555,000	3,969,371
New York, State (GO) Lease, State Dormitory Authority, Cornell University, Series B, 1.0%*, 7/1/2025	1,260,000	1,260,000
New York, State (GO) Lease, Urban Development Corp., State Facilities, 5.6% , 4/1/2015	2,260,000	2,640,335
New York, State (REV) Lease, Urban Development Corp., Correctional Capital Facilities, 5.125%, 4/1/2016 (b)	2,525,000	2,792,549
New York, State Agency (GO) Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016 (b)	1,100,000	1,307,900
Series A, 5.75%, 7/1/2009 (b)	1,000,000	1,167,880
Series A, 5.75%, 7/1/2013 (b)	4,100,000	4,927,462
5.75%, 7/1/2018 (b)	2,250,000	2,724,638
New York, State Agency (GO) Lease, Dormitory Authority, State University Educational Facilities, Prerefunded, 5.25%, 5/15/2018 (b)	3,000,000	3,513,960
New York, State Agency (GO) Lease, Thruway Authority, Capital Appreciation, Series A, Zero Coupon, 1/1/2006	2,905,000	2,812,360
New York, State Agency (REV) Lease, Urban Development Corp., Correctional Facilities:
Series B, 5.25%, 1/1/2013 (b)	1,700,000	1,957,771
Series A, 5.5%, 1/1/2014 (b)	2,000,000	2,358,880
New York, State Dormitory Authority Revenue, Personal Income Tax, Series A, 5.375%, 3/15/2020	3,000,000	3,350,400
New York, State GO, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,639,060
New York, State Thruway Authority, Service Contract Revenue, 5.25%, 4/1/2013 (b)	970,000	1,083,927
New York, Transportation/Tolls Revenue, General Improvements, Triborough Bridge and Tunnel Authority:
Series B, 5.0% , 11/15/2021	6,000,000	6,417,060
Series A, 5.25%, 1/1/2018	2,000,000	2,212,880
New York, Transportation/Tolls Revenue, Inverse Floater, Securities Trust Certficates, 144A, 10.0%**, 11/15/2017 (b)	5,000,000	6,507,200
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series Q, ETM, 5.125%, 7/1/2012 (b)	5,000,000	5,598,750
Series C, Prerefunded, 5.125% , 7/1/2013 (b)	2,780,000	3,227,608
Series C, Prerefunded, 5.125% , 7/1/2013 (b)	1,220,000	1,408,722
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, 6.125%, 1/1/2021	7,205,000	8,995,947
New York, Urban Development Corp., Personal Income Tax:
Series B, 5.25%, 3/15/2018 (b)	3,010,000	3,384,444
Series B, 5.25%, 3/15/2019 (b)	1,000,000	1,117,860
New York, Water & Sewer Revenue, Environmental Facilities Corp., Riverbank State Park, 6.25%, 4/1/2012 (b)	3,695,000	4,529,885
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds:
Series B, 5.25%, 5/15/2015	3,120,000	3,507,691
Series C, 5.25%, 6/15/2015	5,330,000	5,999,128
Series B, 5.25%, 6/15/2016	6,000,000	6,761,880
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	90,000	90,395
New York and New Jersey, Port Authority Revenue, Special Obligation, AMT, Series 4, 7.0% , 10/1/2007	2,400,000	2,515,968
New York, NY, Airport Revenue, Industrial Development Agency, Japan Air Lines, AMT, 6.0%, 11/1/2015 (b)	805,000	845,314
New York, NY, Core City GO:
1.05%*, 8/15/2017 (c)	200,000	200,000
Series H, 5.125%, 8/1/2018 (b)	3,405,000	3,765,555
Series D, 5.25%, 2/1/2021 (b)	4,000,000	4,395,800
Series H, 6.0%, 8/1/2014	2,500,000	2,830,725
Series A, 6.25%, 8/1/2009	5,175,000	5,760,965
Series B, 7.25%, 8/15/2007	2,250,000	2,632,163
New York, NY, Core City GO, Public Improvement:
Series I, 6.0%, 4/15/2009	2,000,000	2,239,540
Series B, 8.25%, 6/1/2006	2,750,000	3,148,778
New York, NY, Core City GO, Transitional Finance Authority, Series B, 5.5%, 2/1/2017	1,190,000	1,337,977
New York, NY, Core City GO, Transitional Finance Authority, Future Tax Secured, Series C, 5.375%, 2/1/2017	1,500,000	1,672,170
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	2,009,880
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
0.98%*, 6/15/2018	300,000	300,000
Series C-1, 5.0%, 5/1/2017	4,000,000	4,274,880
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project:
5.8%, 8/1/2016	1,000,000	1,103,110
5.85%, 8/1/2008	600,000	665,802
New York, NY, Sales & Special Tax Revenue, Transitional Finance Authority:
Series A, 5.25%, 11/15/2013	500,000	568,860
Series A, Prerefunded, 5.75%, 8/15/2011	3,000,000	3,569,940
Series B, 6.125%, 11/15/2014	355,000	428,616
New York, NY, Transportation/Tolls Revenue, Thruway Authority, Series A, 5.0%, 3/15/2021 (b)	2,000,000	2,151,360
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	2,939,150
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Inverse Floater, Rites-PA 838, 144A, 9.639%**, 6/15/2016	5,000,000	6,324,550
Niagara County, County GO, 7.1%, 2/15/2011 (b)	500,000	634,275
Niagara County, Industrial Development Revenue, Industrial Development Agency, Series D, 5.55%*, 11/15/2024	3,760,000	4,045,196
Niagara Falls, NY, GO, Water Treatment Plant, AMT:
7.0%, 11/1/2012 (b) (d)	1,000,000	1,060,260
7.25%, 11/1/2011 (b)	215,000	279,137
8.5%, 11/1/2005 (b)	2,140,000	2,398,191
8.5%, 11/1/2006 (b)	1,240,000	1,468,135
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015 (b) (d)	10,720,000	12,319,424
North Babylon, NY, School District GO, Unified Free School District, 5.25%, 1/15/2016 (b)	1,605,000	1,802,559
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013 (b)	500,000	583,150
5.5%, 4/1/2014 (b)	1,000,000	1,168,350
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	2,000,000	1,788,180
5.7%, 1/1/2028	3,750,000	3,131,550
Shenendehowa, NY, School District GO, Central School District, Clifton Park:
6.85%, 6/15/2008 (b)	350,000	422,114
6.85%, 6/15/2009 (b)	350,000	431,991
Tompkins County, Higher Education Revenue, Industrial Development Agency, Cornell University, Prerefunded, 6.0%, 7/1/2017	1,100,000	1,339,360
Troy, NY, Sales & Special Tax Revenue, Municipal Assistance Corp.:
Series B, Zero Coupon, 1/15/2007 (b)	650,000	616,915
Series B, Zero Coupon, 7/15/2007 (b)	650,000	609,511
Series B, Zero Coupon, 1/15/2008 (b)	750,000	689,970
		334,339,770
Puerto Rico 9.0%
Puerto Rico, Electric Revenue, Electric Power Authority:
5.375%, 7/1/2016	6,500,000	7,644,975
6.0%, 7/1/2012 (b)	4,020,000	4,912,561
Puerto Rico, Sales & Special Tax Revenue, Highway and Transportation Authority, Series Z, 6.0%, 7/1/2018 (b)	2,750,000	3,433,237
Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency, Inverse Floater, Rites-PA 645A, 144A, 10.159%**, 8/1/2012 (b)	1,500,000	2,040,450
Puerto Rico, Sales & Special Tax Revenue, Public Improvements, Inverse Floater, Rites-PA 944B, 144A, 9.698%**, 7/1/2016 (b)	3,375,000	4,675,421
Puerto Rico, State GO, Public Improvements, 5.5%, 7/1/2013 (b)	5,000,000	5,951,200
Puerto Rico, Transportation/Tolls Revenue, Highway and Transportation Authority, Series E, 5.5%, 7/1/2019 (b)	4,000,000	4,782,360
		33,440,204
Virgin Islands 0.9%
Virgin Islands, State Agency (GO) Public Finance Authority, 6.0%, 10/1/2007	3,000,000	3,265,410
Total Investment Portfolio - 100.0% (Cost $328,003,449) (a)		371,045,384

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of February 29, 2004.
** Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. These securities, amounting to $21,137,641 and aggregating 5.7% of net assets, are shown at their current rate as of February 29, 2004.
(a) The cost for federal income tax purposes was $327,631,273. At February 29, 2004, net unrealized appreciation for all securities based on tax cost was $43,414,111. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,205,409 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $791,298.
(b) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
MBIA	Municipal Bond Investors Assurance	15.2
FSA	Financial Security Assurance	14.4
AMBAC	AMBAC Assurance Corp.	13.2
FGIC	Financial Guaranty Insurance Company	9.2

(c) Security incorporates a letter of credit or line of credit from a major bank.
(d) At February 29, 2004 this security has been pledged to cover in whole or in part, initial margin requirements for open futures contracts.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2004, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
10 year CBT Swap Future	3/15/2004	214	23,528,948	24,141,875	(612,927)
10 year CBT US Treasury Note	3/22/2004	97	10,845,230	11,191,375	(346,145)
Total net unrealized depreciation on open futures contracts					(959,072)

At February 29, 2004, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation/ (Depreciation) ($)
4/14/2004 4/14/2014	8,500,000+	Fixed - 3.967%	Floating - BMA	(368,900)
4/13/2004 4/13/2014	8,500,000++	Fixed - 3.990%	Floating - BMA	(386,750)
8/19/2004 8/19/2014	7,800,000+++	Fixed - 4.722%	Floating - LIBOR	(61,620)
8/24/2004 8/24/2014	7,800,000++++	Fixed - 4.744%	Floating - LIBOR	(69,420)
Total net unrealized depreciation on open interest rate swaps				(886,690)

Counter Parties

+ JP Morgan Chase Bank
++ Merrill Lynch Capital Services, Inc.
+++ Lehman Brothers, Inc.
++++ Goldman, Sachs & Co.
BMA: Represents the Bond Market Association
LIBOR: Represents the London InterBank Offered Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of February 29, 2004 (Unaudited)
Assets
Investments in securities, at value (cost $328,003,449)	$ 371,045,384
Interest receivable	4,672,830
Receivable for Fund shares sold	135,791
Total assets	375,854,005
Liabilities
Due to custodian bank	170,491
Dividends payable	241,075
Payable for Fund shares redeemed	113,504
Accrued management fee	159,735
Net unrealized depreciation on interest rate swaps	886,690
Payable for daily variation margin on open futures contract	162,813
Other accrued expenses and payables	163,805
Total liabilities	1,898,113
Net assets, at value	$ 373,955,892
Net Assets
Net assets consist of: Undistributed net investment income	182,325
Net unrealized appreciation (depreciation) on: Investments	43,041,935
Interest rate swaps	(886,690)
Futures	(959,072)
Accumulated net realized gain (loss)	(3,921,631)
Paid-in capital	336,499,025
Net assets, at value	$ 373,955,892

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 29, 2004 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($171,714,362 / 15,162,552 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.32
Maximum offering price per share (100 / 95.50 of $11.32)	$ 11.85
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($10,344,711 / 912,131 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 11.34
Class C
Net Asset Value, and redemption price (subject to contingent deferred sales charge) per share ($5,402,713 / 477,231 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 11.32
Maximum offering price per share (100 / 99.00 of $11.32)	$ 11.43
Class S Net Asset Value, offering and redemption price per share ($186,494,106 / 16,473,154 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.32

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended February 29, 2004 (Unaudited)
Investment Income
Income: Interest	$ 9,338,773
Expenses: Management fee	1,000,467
Administrative fee	42,586
Distribution service fees	198,467
Services to shareholders	130,555
Custodian	4,794
Auditing	17,544
Legal	2,888
Trustees' fees and expenses	13,341
Reports to shareholders	14,837
Registration fees	18,272
Other	11,310
Total expenses, before expense reductions	1,455,061
Expense reductions	(11,108)
Total expenses, after expense reductions	1,443,953
Net investment income	7,894,820
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	431,919
Interest rate swaps	49,196
Futures	(30,220)
450,895
Net unrealized appreciation (depreciation) during the period on: Investments	19,018,825
Interest rate swaps	(1,271,690)
Futures	(3,375,629)
14,371,506
Net gain (loss) on investment transactions	14,822,401
Net increase (decrease) in net assets resulting from operations	$ 22,717,221

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2004 (Unaudited)	Year Ended August 31, 2003
Operations: Net investment income	$ 7,894,820	$ 16,396,375
Net realized gain (loss) on investment transactions	450,895	(828,609)
Net unrealized appreciation (depreciation) on investment transactions during the period	14,371,506	(7,215,057)
Net increase (decrease) in net assets resulting from operations	22,717,221	8,352,709
Distributions to shareholders from: Net investment income: Class A	(3,531,225)	(7,518,091)
Class B	(179,721)	(369,708)
Class C	(89,223)	(172,083)
Class S	(4,069,276)	(8,243,153)
Fund share transactions: Proceeds from shares sold	10,882,389	31,426,237
Reinvestment of distributions	5,438,652	10,892,638
Cost of shares redeemed	(24,449,238)	(58,369,210)
Net increase (decrease) in net assets from Fund share transactions	(8,128,197)	(16,050,335)
Increase (decrease) in net assets	6,719,579	(24,000,661)
Net assets at beginning of period	367,236,313	391,236,974
Net assets at end of period (including undistributed net investment income of $182,325 and $156,950, respectively)	$ 373,955,892	$ 367,236,313

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended August 31,	2004[a]	2003	2002[b]	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 10.88	$ 11.12	$ 11.03	$ 10.39	$ 10.22	$ 11.11
Income (loss) from investment operations:
Net investment income	.23	.46	.47	.47	.47	.49
Net realized and unrealized gain (loss) on investment transactions	.44	(.24)	.09	.64	.17	(.63)
Total from investment operations	.67	.22	.56	1.11	.64	(.14)
Less distributions from: Net investment income	(.23)	(.46)	(.47)	(.47)	(.47)	(.49)
Net realized gains on investment transactions	-	-	-	-	-	(.26)
Total distributions	(.23)	(.46)	(.47)	(.47)	(.47)	(.75)
Net asset value, end of period	$ 11.32	$ 10.88	$ 11.12	$ 11.03	$ 10.39	$ 10.22
Total Return (%)[c]	6.21**	1.99	5.31	10.91[d]	6.50[d]	(1.52)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	172	169	183	188	201	236
Ratio of expenses before expense reductions (%)	.86*	.85	.85	.94[e]	.89	.88
Ratio of expenses after expense reductions (%)	.86*	.85	.85	.92[e]	.88	.88
Ratio of net investment income (%)	4.17*	4.18	4.36	4.39	4.68	4.49
Portfolio turnover rate (%)	19*	24	24	17	26	69
[a] For the six months ended February 29, 2004 (Unaudited).
[b] As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001. The effect of this change did not impact the ratio of net investment income to average net assets. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .93% and .92%, respectively.
* Annualized
** Not annualized

Class B
Years Ended August 31,	2004[a]	2003	2002[b]	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 10.90	$ 11.13	$ 11.04	$ 10.40	$ 10.23	$ 11.13
Income (loss) from investment operations:
Net investment income	.19	.37	.38	.39	.38	.39
Net realized and unrealized gain (loss) on investment transactions	.44	(.23)	.09	.64	.17	(.64)
Total from investment operations	.63	.14	.47	1.03	.55	(.25)
Less distributions from: Net investment income	(.19)	(.37)	(.38)	(.39)	(.38)	(.39)
Net realized gains on investment transactions	-	-	-	-	-	(.26)
Total distributions	(.19)	(.37)	(.38)	(.39)	(.38)	(.65)
Net asset value, end of period	$ 11.34	$ 10.90	11.13	$ 11.04	$ 10.40	$ 10.23
Total Return (%)[c]	5.85d**	1.22	4.41	10.07	5.60	(2.44)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	10	12	14	12	14
Ratio of expenses before expense reductions (%)	1.69*	1.71	1.71	1.73[e]	1.71	1.73
Ratio of expenses after expense reductions (%)	1.52*	1.71	1.71	1.70[e]	1.70	1.73
Ratio of net investment income (%)	3.51*	3.32	3.51	3.60	3.86	3.64
Portfolio turnover rate (%)	19*	24	24	17	26	69
[a] For the six months ended February 29, 2004 (Unaudited).
[b] As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.50% to 3.51%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.71% and 1.70%, respectively.
* Annualized
** Not annualized

Class C
Years Ended August 31,	2004[a]	2003	2002[b]	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 10.88	$ 11.11	$ 11.02	$ 10.38	$ 10.21	$ 11.10
Income (loss) from investment operations:
Net investment income	.19	.37	.38	.39	.39	.40
Net realized and unrealized gain (loss) on investment transactions	.44	(.23)	.09	.64	.17	(.63)
Total from investment operations	.63	.14	.47	1.03	.56	(.23)
Less distributions from: Net investment income	(.19)	(.37)	(.38)	(.39)	(.39)	(.40)
Net realized gains on investment transactions	-	-	-	-	-	(.26)
Total distributions	(.19)	(.37)	(.38)	(.39)	(.39)	(.66)
Net asset value, end of period	$ 11.32	$ 10.88	$ 11.11	$ 11.02	$ 10.38	$ 10.21
Total Return (%)[c]	5.83d**	1.24	4.41	10.16	5.64	(2.33)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	5	5	4	4	4
Ratio of expenses before expense reductions (%)	1.65*	1.68	1.69	1.73[e]	1.70	1.71
Ratio of expenses after expense reductions (%)	1.57*	1.68	1.69	1.68[e]	1.69	1.71
Ratio of net investment income (%)	3.46*	3.35	3.53	3.62	3.87	3.65
Portfolio turnover rate (%)	19*	24	24	17	26	69
[a] For the six months ended February 29, 2004 (Unaudited).
[b] As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 3.52% to 3.53%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.68%, respectively.
* Annualized
** Not annualized

Class S
Years Ended August 31,	2004[a]	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 10.88	$ 11.12	$ 11.03	$ 10.73
Income (loss) from investment operations: Net investment income	.24	.48	.49	.10
Net realized and unrealized gain (loss) on investment transactions	.44	(.24)	.08	.30
Total from investment operations	.68	.24	.57	.40
Less distributions from: Net investment income	(.24)	(.48)	(.48)	(.10)
Net asset value, end of period	$ 11.32	$ 10.88	$ 11.12	$ 11.03
Total Return (%)	6.35**	2.15	5.48	3.74**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	187	182	191	188
Ratio of expenses before expense reductions (%)	.64*	.70	.69	.75*
Ratio of expenses after expense reductions (%)	.64*	.70	.69	.72*
Ratio of net investment income (%)	4.39*	4.33	4.53	4.50*
Portfolio turnover rate (%)	19*	24	24	17
[a] For the six months ended February 29, 2004 (Unaudited).
[b] As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $.001, decrease net realized and unrealized gain (loss) per share by $.001, and increase the ratio of net investment income to average net assets from 4.52% to 4.53%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
[c] For the period from June 18, 2001 (commencement of Class S shares) to August 31, 2001.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder New York Tax-Free Income Fund (the "Fund") is a non-diversified series of Scudder State Tax-Free Income Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to a 1% initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective March 1, 2004, Class C shares will no longer be offered with an initial sales charge. Class C shares do not convert into another class. Class S shares of the Fund are generally not available to new investors and are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. Commencing after the effective date, cash payments are exchanged at specified intervals. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When entering into a closing transaction, the Fund will realize a gain or loss. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the Fund may use swaps to take advantage of future changes in interest rates.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2003 the Fund had a net tax basis capital loss carryforward of approximately $1,750,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2009, whichever occurs first, which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended February 29, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $35,358,036 and $45,533,403, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.55% of the first $250,000,000 of the Fund's average daily net assets, 0.52% of the next $750,000,000 of such net assets, 0.50% of the next $1,500,000,000 of such net assets, 0.48% of the next $2,500,000,000 of such net assets, 0.45% of the next $2,500,000,000 of such net assets, 0.43% of the next $2,500,000,000 of such assets, 0.41% of the next $2,500,000,000 of such assets and 0.40% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended February 29, 2004, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.54% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement, the Advisor provided or paid others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.125%, 0.175%, 0.15% and 0.15% of average daily net assets for Class A, B, C and S shares, respectively, computed and accrued daily and payable monthly.

The Administrative Agreement between the Advisor and the Fund terminated on September 30, 2003, and the Fund directly bears the cost of expenses formerly covered under the Administrative Agreement.

Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.80% of average daily net assets (excluding certain expenses such as Rule 12b-1 and /or service fees, extraordinary expenses, taxes, brokerage, interest, trustee and trustee counsel fees and organization and offering expenses).

In addition, for the period October 1, 2003 through February 29, 2004, the Fund's advisor, accounting agent, principal underwriter and administrator, and transfer agent have each contractually agreed to limit their respective fees or reimburse expenses to the extent necessary to maintain the Fund's operating expenses at 1.49% and 1.56% for Classes B and C, respectively, (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

For the period September 1, 2003 to September 30, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated
Class A	$ 17,585
Class B	1,503
Class C	641
Class S	22,857
$ 42,586

Service Provider Fees.

Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying agent and shareholder service agent for Class A, B and C shares of the Fund. Scudder Service Corporation ("SSC"), also an affiliate of the Advisor, is the transfer, dividend-paying agent and shareholder services agent for Class S shares of the Fund. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC and SSC, not by the Fund. For the period October 1, 2003 through February 29, 2004, the amount charged to the Fund by SISC and SSC was as follows:

Service Provider Fee	Total Aggregated	Not Imposed	Unpaid at February 29, 2004
Class A	$ 85,705	$ -	$ 38,883
Class B	7,457	7,457	-
Class C	2,975	2,146	829
Class S	2,223	-	1,836
	$ 98,360	$ 9,603	$ 41,548

Prior to September 30, 2003, the fees outlined above were paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 29, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Not Imposed	Unpaid at February 29, 2004
Class B	$ 38,733	$ 1,438	$ 6,783
Class C	19,516	-	3,303
	$ 58,249	$ 1,438	$ 10,086

In addition, SDI provides information and administrative services ("Service Fee") to the Fund at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 29, 2004 the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at February 29, 2004	Effective Rate
Class A	$ 126,488	$ 44,435.15%
Class B	9,132	4,617.18%
Class C	4,598	1,479.18%
	$ 140,218	$ 50,531

Underwriting and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 29, 2004 aggregated $8,780. There were no underwriting commissions paid in connection with the distributions of Class C shares for the six months ended February 29, 2004.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 29, 2004, the CDSC for Class B and C shares was $3,824 and $319, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 29, 2004, SDI received $7.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended February 29, 2004, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $67 for the custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	244,256	$ 2,720,231	1,013,658	$ 11,298,609
Class B	47,768	534,895	199,939	2,237,273
Class C	65,079	725,740	179,822	2,006,081
Class S	621,948	6,901,523	1,433,022	15,884,274
		$ 10,882,389		$ 31,426,237
Shares issued to shareholders in reinvestments of distributions
Class A	219,706	$ 2,452,984	435,617	$ 4,836,926
Class B	10,042	112,284	19,718	219,160
Class C	6,530	72,895	12,352	137,029
Class S	250,864	2,800,489	513,451	5,699,523
		$ 5,438,652		$ 10,892,638
Shares redeemed
Class A	(847,205)	$ (9,436,782)	(2,408,090)	$ (26,872,192)
Class B	(109,230)	(1,216,944)	(357,846)	(4,003,590)
Class C	(67,885)	(752,446)	(161,894)	(1,789,597)
Class S	(1,171,327)	(13,043,066)	(2,319,209)	(25,703,831)
		$ (24,449,238)		$ (58,369,210)
Net increase (decrease)
Class A	(383,243)	$ (4,263,567)	(958,815)	$ (10,736,657)
Class B	(51,420)	(569,765)	(138,189)	(1,547,157)
Class C	3,724	46,189	30,280	353,513
Class S	(298,515)	(3,341,054)	(372,736)	(4,120,034)
		$ (8,128,197)		$ (16,050,335)

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C
Nasdaq Symbol	KNTAX	KNTBX	KNTCX
CUSIP Number	811-204403	811-204858	811-204841
Fund Number	26	226	326

For shareholders of Class S

Automated Information Lines	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Site	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class S
Nasdaq Symbol	SNWYX
Fund Number	326

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments,
Attention: Correspondence - Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

For Class S only:

Scudder Investments
Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

August 2003

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

During the filing period of the report, fund management identified a significant deficiency relating to the overall fund expense payment and accrual process.
This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the filing period that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder New York Tax-Free Income Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder New York Tax-Free Income Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               April 30, 2004
                                    ---------------------------